Income Taxes (Details Narrative) (10K) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 05, 2015	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Net operating loss carry forward				$ 16,800,000
Net operating loss	$ 600,000	$ (1,092,844)	$ (236,397)	(3,117,242)	$ (4,368,024)
Pretax income to reported income tax expense				0
Income tax expense
Income tax reconciliation description				The Tax Cuts and Jobs Act ("Tax Act") was signed into law in the U.S. The Tax Act has resulted in significant changes to the U.S. corporate income tax system. These changes include a federal statutory rate reduction from 35% to 21%, the elimination or reduction of certain domestic deductions and credits, and limitations on the deductibility of interest expense and executive compensation. These changes were effective beginning in 2018.
Percent on statutory federal income tax rate				21.00%	34.00%
Next Five Years [Member]
Net operating loss carry forward				$ 2,600,000
Thereafter [Member]
Net operating loss carry forward				$ 14,200,000